CONDENSED STATEMENT OF CHANGES IN CONVERTIBLE PREFERRED STOCK (SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK)	1 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014 shares	Dec. 31, 2013 USD ($)	Sep. 30, 2015 EUR (€) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Increase (decrease) in temporary equity
Beginning Balance				$ 7,304,914
Conversion of preferred stock into common stock upon initial public offering		$ 6,895		7,651,288
Ending Balance					$ 7,304,914
Series A redeemable convertible preferred stock
Increase (decrease) in temporary equity
Beginning Balance				$ 7,304,914
Beginning Balance (in shares) | shares			3,015,902	3,015,902
Series A issuance					$ 6,658,241
Series A issuance (in shares) | shares	2,224,991				3,015,902
Conversion of preferred stock into common stock upon initial public offering				$ (7,651,288)
Conversion of preferred stock into common stock upon initial public offering (in shares) | shares			(3,015,902)	(3,015,902)
Deemed dividends on Series A				$ 263,060	$ 610,889
Accretion of issuance costs				$ 83,314	35,784
Ending Balance			€ 0		$ 7,304,914
Ending Balance (in shares) | shares					3,015,902